UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Av. 29th Floor
         New York, NY  10022

13F File Number:  28-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

     Nancy Havens-Hasty     New York, NY     April 09, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $212,591 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              31162100       471    11276 SH       SOLE                        0      471        0
AXCELIS TECHNOLOGIES INC       COM              54540109      6883  1229100 SH       SOLE                        0     6883        0
BEA SYS INC                    COM              73325102     23172  1210000 SH       SOLE                        0    23172        0
BRONCO DRILLING CO INC         COM              112211107     6610   410331 SH       SOLE                        0     6610        0
CHARLES RIV LABS INTL INC      COM              159864107      151     2560 SH       SOLE                        0      151        0
CHOICEPOINT INC                COM              169905106     3808    80000 SH       SOLE                        0     3808        0
COLLAGENEX PHARMACEUTICALS I   COM              19419B100     2651   160000 SH       SOLE                        0     2651        0
COOPER COS INC                 COM NEW          216648402      299     8690 SH       SOLE                        0      299        0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     3300   600000 SH       SOLE                        0     3300        0
DIEBOLD INC                    COM              253651103     4131   110000 SH       SOLE                        0     4131        0
DONNELLEY R R & SONS CO        COM              257867101     7190   237222 SH       SOLE                        0     7190        0
EATON VANCE FLTING RATE INC    COM              278279104     1131    80000 SH       SOLE                        0     1131        0
EMC INS GROUP INC              COM              268664109     1684   117447 SH       SOLE                        0     1684        0
ENERGY EAST CORP               COM              29266M109     8804   365000 SH       SOLE                        0     8804        0
GENZYME CORP                   COM              372917104     7326    98287 SH       SOLE                        0     7326        0
GETTY IMAGES INC               COM              374276103     1907    59600 SH       SOLE                        0     1907        0
GRANT PRIDECO INC              COM              38821G101     2461    50000 SH       SOLE                        0     2461        0
HEARST-ARGYLE TELEVISION INC   COM              422317107     1238    60000 SH       SOLE                        0     1238        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     3897    47353 SH       SOLE                        0     3897        0
JUNIPER NETWORKS INC           COM              48203R104     2105    84190 SH       SOLE                        0     2105        0
LEUCADIA NATL CORP             COM              527288104     5505   121734 SH       SOLE                        0     5505        0
LIFEPOINT HOSPITALS INC        COM              53219L109       84     3070 SH       SOLE                        0       84        0
MTC TECHNOLOGIES INC           COM              55377A106     2776   116738 SH       SOLE                        0     2776        0
NATIONAL OILWELL VARCO INC     COM              637071101      399     6838 SH       SOLE                        0      399        0
NAVTEQ CORP                    COM              63936L100    14552   214000 SH       SOLE                        0    14552        0
NYMEX HOLDINGS INC             COM              62948N104     2719    30000 SH       SOLE                        0     2719        0
OFFICEMAX INC DEL              COM              67622P101       19     1000 SH       SOLE                        0       19        0
OPEN TEXT CORP                 COM              683715106      440    14062 SH       SOLE                        0      440        0
PFIZER INC                     COM              717081103     2906   138852 SH       SOLE                        0     2906        0
PIONEER NAT RES CO             COM              723787107     1715    34920 SH       SOLE                        0     1715        0
PROSHARES TR                   ULTRA DOW 30     74347R305      853    15000 SH       SOLE                        0      853        0
RESTORATION HARDWARE INC DEL   COM              760981100     2697   620000 SH       SOLE                        0     2697        0
RURAL CELLULAR CORP            CL A             781904107    20761   469389 SH       SOLE                        0    20761        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     8932   350000 SH       SOLE                        0     8932        0
TELLABS INC                    COM              879664100      223    40966 SH       SOLE                        0      223        0
TORONTO DOMINION BK ONT        COM              891160509        2       30 SH       SOLE                        0        2        0
TRANE INC                      COM              892893108    14688   320000 SH       SOLE                        0    14688        0
UAP HLDG CORP                  COM              903441103    17675   461000 SH       SOLE                        0    17675        0
WELLPOINT INC                  COM              94973V107     1742    39472 SH       SOLE                        0     1742        0
WELLPOINT INC                  COM              94973V107     1293    29300 SH       SOLE                        0     1293        0
WESTERN UN CO                  COM              959802109     3358   157883 SH       SOLE                        0     3358        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     2324   200000 SH       SOLE                        0     2324        0
YAHOO INC                      COM              984332106    17576   607520 SH       SOLE                        0    17576        0
ZORAN CORP                     COM              98975F101      133     9700 SH       SOLE                        0      133        0